Income Taxes - Schedule of Statutory to Effective Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory tax rate	35.00%	35.00%	35.00%
Low income housing tax credits	(6.80%)	(10.50%)	(5.50%)
Tax-exempt interest	(4.50%)	(6.70%)	(4.10%)
Bank owned life insurance	(1.00%)	(1.20%)	(1.20%)
Acquisition costs		0.50%
Dividend exclusion	(0.40%)	(0.70%)	(0.60%)
Other		1.10%
Effective Tax Rate	22.30%	17.50%	23.60%